COMMITMENTS AND CONTINGENCIES (DETAILS) In Millions, unless otherwise specified	3 Months Ended			12 Months Ended
	Dec. 30, 2011 USD ($)		Jul. 01, 2011 USD ($)	Dec. 28, 2012 USD ($)	Dec. 30, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 28, 2012 USAID Egyptian Projects [Member] USD ($)	Dec. 28, 2012 New Orleans Levee Failure Class Action Litigation [Member] USD ($) lawsuits	Dec. 28, 2012 Canadian Pipeline Contract [Member] CAD	Dec. 28, 2012 UK Joint Venture [Member]	Dec. 28, 2012 DOE Deactivation, Demolition and Removal Project [Member] USD ($)	Dec. 28, 2012 Bolivian Mine Services Agreement [Member] USD ($)	Dec. 28, 2012 Indemnification of Joint Venture Partner [Member] USD ($)	Dec. 28, 2012 Letter of Credit of Consolidated Joint Venture [Member] USD ($)	Dec. 28, 2012 Guarantee of Foreign Credit Facilities and Bank Guarantee Lines [Member] USD ($)
Guarantee Obligations [Line Items]
Guarantee obligations current carrying value													$ 25.0	$ 0.9
Bank guarantee outstanding under foreign credit facilities and other banking arrangements															36.3
Lease Obligations [Abstract]
Rental expense				210.0	188.5	192.5
Description of operating lease arrangements				Some of the operating leases are subject to renewal options and escalation based upon property taxes and operating expenses.
Loss Contingencies [Line Items]
Loss contingency allegations							In November 2004, the federal government filed an action in the United States District Court for the District of Idaho against WGI Delaware, Contrack International, Inc., and MISR Sons Development S.A.E., an Egyptian construction company, asserting violations under the Federal False Claims Act, the Federal Foreign Assistance Act of 1961, as well as common law theories of payment by mistake and unjust enrichment.	Plaintiffs allege that defendants were negligent in their design, construction and/or maintenance of the New Orleans levees. Specifically, as to WGI Ohio, plaintiffs allege that work WGI Ohio performed adjacent to the Industrial Canal damaged the levee and floodwall, causing or contributing to breaches and flooding.	In January 2010, a pipeline owner filed an action in the Court of Queen’s Bench of Alberta, Canada against Flint, a company acquired by us in May 2012, as well as against a number of other defendants, alleging that the defendants negligently provided pipe coating and insulation system services, engineering, design services, construction services, and other work, causing damage to and abandonment of the line. The pipeline owner alleges it has suffered approximately C$85.0 million in damages in connection with the abandonment and replacement of the pipeline.			The mine owner disputed the fair market value of mining equipment it was required to repurchase under the terms of the mine services agreement. Subsequently, on November 16, 2010, Washington Group Bolivia received a formal claim asserting breaches of contractual obligations and warranties, including the failure to adhere to the requisite professional standard of care while performing the mine services agreement.
Loss contingency damages sought							The federal government seeks damages and civil penalties for violations of the statutes as well as a refund of the approximately $373.0 million paid to WGI Delaware under the specified contracts.	Fifty-nine personal injury and property damage class action lawsuits were filed in Louisiana State and federal court against several defendants, including WGI Ohio, seeking $200.0 billion in damages plus attorneys’ fees and costs. Plaintiffs are residents and property owners who claim to have incurred damages from the breach and failure of the hurricane protection levees and floodwalls in the wake of Hurricane Katrina. All 59 lawsuits were pleaded as class actions but none have yet been certified as class actions. Along with WGI Ohio, the U.S. Army Corps of Engineers, the Board for the Orleans Levee District, and its insurer, St. Paul Fire and Marine Insurance Company were also named as defendants. At this time WGI Ohio and the Army Corps of Engineers are the remaining defendants. These 59 lawsuits, along with other hurricane-related cases not involving WGI Ohio, were consolidated in the United States District Court for the Eastern District of Louisiana (“District Court”).	approximately C$85.0 million in damages			On June 17, 2011, Washington Group Bolivia received a formal demand for arbitration pursuant to the Rules of Arbitration of the International Chamber of Commerce asserting claims up to $52.6 million.
Loss contingency actions taken by court arbitrator or mediator							On April 24, 2012, the Bankruptcy Court ruled that the bulk of the federal government’s claims under the False Claims and the Federal Foreign Assistance Acts are not barred. On November 7, 2012, WGI Delaware appealed the Bankruptcy Court’s decision to the Ninth Circuit Bankruptcy Appellate Panel.	WGI Ohio filed a motion for summary judgment, seeking dismissal on grounds that government contractors are immune from liability. On December 15, 2008, the District Court granted WGI Ohio’s motion for summary judgment, but several plaintiffs appealed that decision to the United States Fifth Circuit Court of Appeals on April 27, 2009. On September 14, 2010, the Court of Appeals reversed the District Court’s summary judgment decision and WGI Ohio’s dismissal, and remanded the case back to the District Court for further litigation. On August 1, 2011, the District Court decided that the government contractor immunity defense would not be available to WGI Ohio at trial, but would be an issue for appeal. Five of the cases were tried in District Court from September 12, 2012 through October 3, 2012. A decision is expected in 2013.
Loss contingency actions taken by plaintiff and defendant							USAID Egyptian Projects: In March 2003, Washington Group International, Inc., a Delaware company, (“WGI Delaware”), a wholly owned subsidiary, was notified by the Department of Justice that the federal government was considering civil litigation against WGI Delaware for potential violations of the U.S. Agency for International Development (“USAID”) source, origin, and nationality regulations in connection with five of WGI Delaware’s USAID-financed host-country projects located in Egypt beginning in the early 1990s. In November 2004, the federal government filed an action in the United States District Court for the District of Idaho against WGI Delaware, Contrack International, Inc., and MISR Sons Development S.A.E., an Egyptian construction company, asserting violations under the Federal False Claims Act, the Federal Foreign Assistance Act of 1961, as well as common law theories of payment by mistake and unjust enrichment. The federal government seeks damages and civil penalties for violations of the statutes as well as a refund of the approximately $373.0 million paid to WGI Delaware under the specified contracts. WGI Delaware has denied any liability in the action and contests the federal government’s damage allegations and its entitlement to recovery. All USAID projects under the contracts have been completed and are fully operational. In March 2005, WGI Delaware filed a motion in Idaho District Court to dismiss the federal government’s claims or to stay the Idaho action and also a motion in Bankruptcy Court in Nevada to dismiss the government’s claims for failure to give appropriate notice or otherwise preserve their claims. In August 2005, the Bankruptcy Court ruled that all federal government claims were barred. The federal government appealed the Bankruptcy Court's order to the United States District Court for the District of Nevada. In March 2006, the Idaho District Court stayed that action during the pendency of the federal government's appeal of the Bankruptcy Court's ruling. In December 2006, the Nevada District Court reversed the Bankruptcy Court’s order and remanded the matter back to the Bankruptcy Court for further proceedings. WGI Delaware renewed its motion in Bankruptcy Court, and in November 2008, the Bankruptcy Court ruled that the federal government’s common law claims of unjust enrichment and payment by mistake are barred, and could no longer be pursued. On April 24, 2012, the Bankruptcy Court ruled that the bulk of the federal government’s claims under the False Claims and the Federal Foreign Assistance Acts are not barred. On November 7, 2012, WGI Delaware appealed the Bankruptcy Court’s decision to the Ninth Circuit Bankruptcy Appellate Panel. WGI Delaware intends to continue to defend this matter vigorously; however, WGI Delaware cannot provide assurance that it will be successful in these efforts. The potential range of loss and the resolution of these matters cannot be determined at this time primarily due to the very limited factual record that exists in light of our limited ability to evaluate discovery that has been conducted so far at this early stage of the Idaho litigation; the fact that the matter involves unique and complex bankruptcy, international, and federal regulatory legal issues; the uncertainty concerning legal theories and their potential resolution by the courts; and the duration of this matter, as well as a number of additional factors.	New Orleans Levee Failure Class Action Litigation: From July 1999 through May 2005, Washington Group International, Inc., an Ohio company (“WGI Ohio”), a wholly owned subsidiary acquired by us on November 15, 2007, performed demolition, site preparation, and environmental remediation services for the U.S. Army Corps of Engineers on the east bank of the Inner Harbor Navigation Canal (the “Industrial Canal”) in New Orleans, Louisiana. On August 29, 2005, Hurricane Katrina devastated New Orleans. The storm surge created by the hurricane overtopped the Industrial Canal levee and floodwall, flooding the Lower Ninth Ward and other parts of the city. Fifty-nine personal injury and property damage class action lawsuits were filed in Louisiana State and federal court against several defendants, including WGI Ohio, seeking $200.0 billion in damages plus attorneys’ fees and costs. Plaintiffs are residents and property owners who claim to have incurred damages from the breach and failure of the hurricane protection levees and floodwalls in the wake of Hurricane Katrina. All 59 lawsuits were pleaded as class actions but none have yet been certified as class actions. Along with WGI Ohio, the U.S. Army Corps of Engineers, the Board for the Orleans Levee District, and its insurer, St. Paul Fire and Marine Insurance Company were also named as defendants. At this time WGI Ohio and the Army Corps of Engineers are the remaining defendants. These 59 lawsuits, along with other hurricane-related cases not involving WGI Ohio, were consolidated in the United States District Court for the Eastern District of Louisiana (“District Court”). Plaintiffs allege that defendants were negligent in their design, construction and/or maintenance of the New Orleans levees. Specifically, as to WGI Ohio, plaintiffs allege that work WGI Ohio performed adjacent to the Industrial Canal damaged the levee and floodwall, causing or contributing to breaches and flooding. WGI Ohio did not design, construct, repair or maintain any of the levees or the floodwalls that failed during or after Hurricane Katrina. Rather, WGI Ohio performed work adjacent to the Industrial Canal as a contractor for the federal government. WGI Ohio filed a motion for summary judgment, seeking dismissal on grounds that government contractors are immune from liability. On December 15, 2008, the District Court granted WGI Ohio’s motion for summary judgment, but several plaintiffs appealed that decision to the United States Fifth Circuit Court of Appeals on April 27, 2009. On September 14, 2010, the Court of Appeals reversed the District Court’s summary judgment decision and WGI Ohio’s dismissal, and remanded the case back to the District Court for further litigation. On August 1, 2011, the District Court decided that the government contractor immunity defense would not be available to WGI Ohio at trial, but would be an issue for appeal. Five of the cases were tried in District Court from September 12, 2012 through October 3, 2012. A decision is expected in 2013. WGI Ohio intends to continue to defend these matters vigorously; however, WGI Ohio cannot provide assurance that it will be successful in these efforts. The potential range of loss and the resolution of these matters cannot be determined at this time primarily due to the unknown number of individual plaintiffs who are actually asserting claims against WGI Ohio; the uncertainty regarding the nature and amount of each individual plaintiff’s damage claims; uncertainty concerning legal theories and factual bases that plaintiffs may present and their resolution by courts or regulators; and uncertainty about the plaintiffs’ claims, if any, that might survive certain key motions of our affiliate, as well as a number of additional factors.	Canadian Pipeline Contract: In January 2010, a pipeline owner filed an action in the Court of Queen’s Bench of Alberta, Canada against Flint, a company acquired by us in May 2012, as well as against a number of other defendants, alleging that the defendants negligently provided pipe coating and insulation system services, engineering, design services, construction services, and other work, causing damage to and abandonment of the line. The pipeline owner alleges it has suffered approximately C$85.0 million in damages in connection with the abandonment and replacement of the pipeline. Flint was the construction contractor on the pipeline project. Other defendants were responsible for engineering and design-services and for specifying and providing the actual pipe, insulation and coating materials used in the line. In January 2011, the pipeline owner served a Statement of Claim on Flint and, in September 2011, Flint filed a Statement of Defense denying that the damages to the coating system of the pipeline were caused by any negligence or breach of contract of Flint. Flint believes the damages were caused or contributed to by the negligence of one or more of the codefendants and/or by the negligent operation of the pipeline owner. Flint intends to continue to defend this matter vigorously; however, it cannot provide assurance that it will be successful, in whole or in part, in these efforts. The potential range of loss and the resolution of this matter cannot be determined at this time primarily due to the early stage of the discovery; the substantial uncertainty regarding the actual cause of the damage to or loss of the line; the nature and amount of each individual damage claim against the various defendants; and the uncertainty concerning legal theories and factual bases that customer may present against all or some of the defendants.	U.K. Joint Venture: On April 12, 2010, one of our U.K. joint ventures sent several bags of low level non-exempt radioactive waste to a waste disposal facility that was not licensed to handle such waste. On November 15, 2012, the U.K. Environment Agency and the U.K. Department for Transport initiated environmental regulatory proceedings against our U.K. joint venture in the Workington Magistrates’ Court under the U.K. Environmental Permitting Regulations 2010, the Radioactive Substances Act 1993, the Carriage of Dangerous Goods and the use of Transportable Pressure Equipment Regulations 2009. On February 7, 2013, our U.K. joint venture entered a plea of guilty before the Magistrates’ Court and the matter was referred to the Crown Court for sentencing. The potential range of loss and the resolution of this matter cannot be determined at this time primarily due to the fact that the matter involves unique and complex environmental and regulatory legal issues, as well as a number of additional factors.	DOE Deactivation, Demolition, and Removal Project: WGI Ohio executed a cost-reimbursable task order with the DOE in 2007 to provide deactivation, demolition and removal services at a New York State project site that during 2010 experienced contamination and performance issues. In February 2011, WGI Ohio and the DOE executed a Task Order Modification that changed some cost-reimbursable contract provisions to at-risk. The Task Order Modification, including subsequent amendments, requires the DOE to pay all project costs up to $105.9 million, requires WGI Ohio and the DOE to equally share in all project costs incurred from $105.9 to $145.9 million, and requires WGI Ohio to pay all project costs exceeding $145.9 million. In addition, in September 2011, WGI Ohio voluntarily paid a civil penalty related to the contamination incident. Through December 28, 2012, WGI Ohio has incurred total project costs of $216.3 million and has recorded cumulative project losses of $15.1 million. Due to unanticipated requirements and permitting delays by federal and state agencies, as well as delays and related ground stabilization activities caused by Hurricane Irene, WGI Ohio has been required to perform work outside the scope of the Task Order Modification. Based on changes and delays to date, requests for equitable adjustment (“REA”) amounting to $47.1 million and proposals related to the hurricane-caused impacts and other directed changes in the amount of $105.1 million have been submitted to the DOE for approval. WGI Ohio also expects to submit additional REAs of at least $11.0 million to the DOE in 2013. Through December 28, 2012, the DOE authorized an additional $27.2 million of funding primarily related to the hurricane-caused impacts. In early 2013, WGI Ohio submitted several certified claims against the DOE pursuant to the Contracts Disputes Acts seeking recovery of $100.8 million of the above unfunded REA and proposal costs and $4.5 million of fee on the expanded work scope. The final project completion costs are not currently estimable due to continuing delays in permitting, other delays, and approval of a final project plan. WGI Ohio can give no assurance that it will not be obligated to pay some or all of the REAs, non-funded hurricane-caused impacts, the other directed changes, and additional project completion costs, which would negatively impact our future results of operations.	Bolivian Mine Services Agreement: In 2009, a mine service agreement performed by one of our wholly owned subsidiaries, Washington Group Bolivia, was unilaterally terminated for convenience by the mine owner. The mine owner disputed the fair market value of mining equipment it was required to repurchase under the terms of the mine services agreement. Subsequently, on November 16, 2010, Washington Group Bolivia received a formal claim asserting breaches of contractual obligations and warranties, including the failure to adhere to the requisite professional standard of care while performing the mine services agreement. On June 17, 2011, Washington Group Bolivia received a formal demand for arbitration pursuant to the Rules of Arbitration of the International Chamber of Commerce asserting claims up to $52.6 million. Washington Group Bolivia brought a $50 million counterclaim on August 3, 2012 against the mine owner asserting claims of wrongful termination and lost productivity. Arbitration on the mine owner’s claims and Washington Group Bolivia’s counterclaims commenced and concluded in December 2012. In the course of the arbitration proceedings, the mine owner has reduced its claims to approximately $32.2 million, while Washington Group Bolivia has refined its counterclaim amount to not more than $62.9 million. Washington Group Bolivia intends to continue to defend this matter vigorously; however, we cannot provide assurance that we will be successful in these efforts. While Washington Group Bolivia believes that the mine owner’s claims are largely without merit, the potential range of loss and the resolution of these matters cannot be determined at this time due to a number of factors, including the uncertainty of how the arbitration tribunal will apply the multiple legal theories and factual bases for the parties’ respective claims and defenses and the added complexity that comes from the fact that the parties, project location and applicable law span multiple countries and jurisdictions. Washington Group Bolivia brought a $50 million counterclaim on August 3, 2012 against the mine owner asserting claims of wrongful termination and lost productivity. Arbitration on the mine owner’s claims and Washington Group Bolivia’s counterclaims commenced and concluded in December 2012. In the course of the arbitration proceedings, the mine owner has reduced its claims to approximately $32.2 million, while Washington Group Bolivia has refined its counterclaim amount to not more than $62.9 million.
Litigation settlement gross			9.5
Asset impairment charge for an unconsolidated joint venture						25.0
Cumulative project losses											15.1
Total damages against all defendants claimed in the legal matter							373.0	200,000.0	85.0			52.6
Amount of counterclaim												50
Task order modification costs threshold below to be paid by customer											105.9
Task order modification costs to be paid equally by customer and company - range minimum											105.9
Task order modification costs to be paid equally by customer and company - range maximum											145.9
Task order modification costs threshold above to be paid by Company											145.9
Requests for equitable adjustment											47.1
Additional requests for equitable adjustment expected to be submitted											11.0
Project reimbursement request arising from acts of nature											105.1
Total project costs											216.3
Loss contingency, lawsuits filed, number								59
Authorized Project Reimbursement Request Arising From Acts Of Nature											27.2
Loss contingency revised value of damages sought												32.2
Maximum amount of counterclaim												62.9
Claim for unfunded requests for equitable adjustment (REA)											100.8
Claim for fee											4.5
Obligations under non-cancelable operating lease agreements [Abstract]
First year				224.9
Second year				151.7
Third year				116.0
Fourth year				86.6
Fifth year				58.9
Thereafter				162.9
Total minimum lease payments				801.0
Restructuring Charges [Abstract]
Restructuring costs	5.5	[1]			5.5	10.6
Payments for restructuring					12.9
Restructuring Reserves [Abstract]
Restructuring reserve	$ 3.8				$ 3.8	$ 11.6

[1]	For the year ended December 30, 2011, we recorded restructuring costs resulting from the integration of Scott Wilson into our existing U.K. and European business and necessary responses to reductions in market opportunities in Europe. See further discussion in Note 17, “Commitments and Contingencies.”